Note 10 - Income Taxes - Reconciliation of Income Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax benefit computed at federal statutory tax rate			$ (4,348)	$ (10,186)	$ (9,696)
Permanent differences			6	4	430
Stock compensation - permanent items			325	689
R&D credit - permanent items				1,751	1,437
State income taxes, net of federal benefit			(958)	(853)	(498)
Tax credits			(1,466)	(5,495)	(4,846)
Change in valuation allowance			5,409	(54,319)	8,804
Foreign rate differential			602	1,752	4,304
Rate change				2,202
382 limitation				64,975
Other			430	(520)	65
Total	$ 0	$ 0